     As filed with the Securities and Exchange Commission on July 22, 2005
                                                              File No. 333-07471
                                                                       811-07329

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

         Pre-Effective Amendment No.                                         [ ]
                                     -------
         Post-Effective Amendment No.   24                                   [X]
                                     -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

         Amendment No.   69                                                  [X]
                       ------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT VL I
                           (Exact Name of Registrant)

                   Hartford Life and Annuity Insurance Company
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585
               (Depositor's Telephone Number, Including Area Code)

                              Jerry K. Scheinfeldt
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_ on July 25, 2005 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on July 25, 2005 pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information (including all financial statements) for the Stag Accumulator II Variable Universal Life / Stag Variable Life Artisan issued with respect to Separate Account VL I are incorporated in Part A of this Post-Effective Amendment No. 24, by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-6 (File No. 333-07471), as filed on April 5, 2005, and declared effective on May 2, 2005.

A supplement to the above referenced prospectus, dated July 25, 2005, is included in Part A of this Post-Effective Amendment No. 24.

       STAG ACCUMULATOR II VARIABLE UNIVERSAL LIFE/STAG VARIABLE LIFE ARTISAN
                              SEPARATE ACCOUNT VL I
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                FILE NO. 333-07471



         SUPPLEMENT DATED JULY 25, 2005 TO THE PROSPECTUS DATED MAY 2, 2005

                  SUPPLEMENT DATED JULY 25, 2005 TO YOUR PROSPECTUS

For policies issued on or after July 25, 2005, the following changes have been made to the Registration Statement:

The following information is added to the Fee Table entitled, "Transaction
Fees":

CHARGE                       WHEN DEDUCTED                      AMOUNT DEDUCTED
-------------------------    -----------------------------      ---------------
Accelerated Death Benefit    When you exercise the benefit.     Maximum Charge
Rider                                                           $300

The following information is added to the section entitled, "Other Benefits" to the Section of the Prospectus that describes "Your Policy":

     ACCELERATED DEATH BENEFIT RIDER -- In the event an insured's life expectancy is 12 months or less, we will pay a lump sum accelerated death benefit at your request subject to certain limitations and proof of eligibility. The benefit percentage is set at issue. The maximum charge for this rider is $300.

    THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5183


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                                     PART C

                                OTHER INFORMATION

Item 26. Exhibits

      (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

      (b)     Not Applicable.

      (c)     Principal Underwriting Agreement.(2)

      (d)     Form of Flexible Premium Variable Life Insurance Policy.(1)

      (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(3)

      (f)     Certificate of Incorporation of Hartford and Bylaws of
              Hartford.(4)

      (g)     Contracts of Reinsurance.(5)

      (h)     Form of Participation Agreement.(4)

      (i)     Not Applicable.

      (j)     Not Applicable.

      (k) Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.

      (l)     Not Applicable.

      (m)     Not Applicable.

      (n)     Consent of Deloitte & Touche LLP.

      (o)     Financial statements will be filed by Amendment.

      (p)     Not Applicable.

      (q)     Memorandum describing transfer and redemption procedures.(1)

      (r)     Copy of Power of Attorney.

--------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to the Initial Submission to the Registration Statement on Form S-6, File No. 333-07471, on July 2, 1996.

(3) Incorporated by reference to the Initial filing to the Registration Statement on Form S-6, File No. 333-83057, on July 16, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(5) Incorporated by reference to the Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 333-07471, on April 14, 1999.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

----------
*    Denotes Board of Directors of Hartford.

Item 28. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement, File No. 333-50280, filed on April 5, 2005.

Item 29: Indemnification

         Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

         1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

         2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

         In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

        Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate
                Account
              Hartford Life Insurance Company - ICMG Registered Variable Life
                Separate Account A
              Hartford Life and Annuity Insurance Company - Separate
                Account VL I
              Hartford Life and Annuity Insurance Company - Separate
                Account VL II
              Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

         (b)  Directors and Officers of HESCO

                                                     POSITIONS AND OFFICES
                  NAME                                 WITH UNDERWRITER
                  ----                               ---------------------
              David A. Carlson                 Senior Vice President & Deputy Chief
                                               Financial Officer
              Richard G. Costello              Vice President and Secretary
              Timothy M. Fitch                 Senior Vice President & Actuary
              George R. Jay                    Chief Broker-Dealer Compliance Officer
              Michael L. Kalen                 Executive Vice President, Director
              Joseph F. Mahoney                Vice President
              Thomas M. Marra                  President and Chief Executive Officer,
                                               Director
              John C. Walters                  Executive Vice President
              Neal S. Wolin                    Executive Vice President and General Counsel

         Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

Item 31. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 32. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 33. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 22nd day of July, 2005.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I
    (Registrant)

By: Thomas M. Marra                             *By: /s/ Jerry K. Scheinfeldt
    -------------------------------------------      ---------------------------
    Thomas M. Marra, President, Chief Executive          Jerry K. Scheinfeldt
    Officer and Chairman of the Board*                   Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
    (Depositor)

By: Thomas M. Marra
    -------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Michael L. Kalen, Executive Vice President,
    Director*
Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President &
    Chief Accounting Officer*
John C. Walters, Executive Vice President,      *By: /s/ Jerry K. Scheinfeldt
    Director*                                        ------------------------
Lizabeth H. Zlatkus, Executive Vice President and        Jerry K. Scheinfeldt
    Chief Financial Officer, Director*                   Attorney-In-Fact
     Attorney-in-Fact
David M. Znamierowski, Executive Vice President &
    Chief Investment Officer, Director*           Date: July 22, 2005


333-07471

                                  EXHIBIT INDEX


1.1  Opinion and Consent of Jerry K. Scheinfeldt, Assistant
     Vice President and Assistant General Counsel.

1.2  Consent of Deloitte & Touche LLP.

1.3  Copy of Power of Attorney.